Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating lease [Line Items]
Rent waivers amount recognised in statement of profit or loss and other comprehensive income	$ 24	$ 240
Bottom of Range [Member]
Disclosure of operating lease [Line Items]
Lease property expiration period	1 year
Lease property extension period	3 years
Top of Range [Member]
Disclosure of operating lease [Line Items]
Lease property expiration period	12 years
Lease property extension period	5 years